Wells Fargo Advantage Funds	|	May 1, 2012

Variable Trust

Prospectus

Class 2

VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund
VT Small Cap Growth Fund (The Fund is currently closed to new investors)
VT Small Cap Value Fund
VT Total Return Bond Fund

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

This Prospectus may include information pertaining to certain portfolios that are not available through the separate account or insurance contract that you have chosen. Please refer to your variable life insurance offering documents to determine which portfolios are available to you and read and retain these documents for future reference.

VT Index Asset Allocation Fund Summary

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$331
5 Years	$579
10 Years	$1,289

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500® Index and Barclays 20+ Treasury Index. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500® Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among asset classes. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+14.29%
Lowest Quarter: 4th Quarter 2008	-15.10%
Year-to-date total return as of 3/31/2012 is +9.03%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	4/15/1994	6.48%	1.22%	3.82%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		2.11%	-0.25%	2.92%
Barclays U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)		33.84%	11.13%	9.20%
Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		15.06%	5.15%	6.11%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Petros Bocray, CFA, FRM, Portfolio Manager/2012 Jeffrey P. Mellas, CAIA, Portfolio Manager/2003

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT International Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver	0.28%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.95%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.94% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$363
5 Years	$649
10 Years	$1,464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 30% of the Fund's total assets in emerging market equity securities. We will not be invested in less than three different countries, including the U.S. The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts ("ADRs"). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.

We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across all market capitalizations.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+17.93%
Lowest Quarter: 3rd Quarter 2011	-21.26%
Year-to-date total return as of 3/31/2012 is +10.04%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2[1]	7/31/2002	-12.91%	-4.73%	4.51%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		-13.71%	-2.92%	6.31%
MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)		-12.14%	-4.72%	4.67%
1.	The Fund has changed its benchmark from the MSCI EAFE Index to the MSCI ACWI Ex USA Index because the Fund's adviser believes that the MSCI ACWI Ex USA Index is a more appropriate index in light of the Fund's increased ability to invest in emerging markets.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jeff Everett, Portfolio Manager/2012 Dale Winner, Portfolio Manager/2012

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.01%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$103
3 Years	$358
5 Years	$633
10 Years	$1,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies and up to 20% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts ("ADRs") and similar investments.

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $526 million to $384 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2003	+16.47%
Lowest Quarter: 3rd Quarter 2002	-20.59%
Year-to-date total return as of 3/31/2012 is +13.77%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	5/6/1996	-2.15%	-3.20%	1.86%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		0.39%	-2.64%	3.89%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, Inc.	Gary Lisenbee, Portfolio Manager/2010 Jeffrey Peck, Portfolio Manager/2010

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$329
5 Years	$575
10 Years	$1,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities and may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and similar investments. We invest principally in equity securities of companies of all market capitalizations.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earning and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. We seek a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2003	+16.54%
Lowest Quarter: 3rd Quarter 2011	-19.54%
Year-to-date total return as of 3/31/2012 is +19.40%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	7/31/2002	-5.54%	5.62%	4.83%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		2.18%	2.46%	2.74%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager/2010 Michael T. Smith, CFA, Portfolio Manager/2010

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Opportunity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and similar investments. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+23.22%
Lowest Quarter: 4th Quarter 2008	-29.15%
Year-to-date total return as of 3/31/2012 is +13.98%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	5/8/1992	-5.52%	1.99%	4.70%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)		-1.55%	1.41%	6.99%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Ann M. Miletti, Portfolio Manager/2005 Thomas D. Wooden, CFA, Portfolio Manager/2011

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Small Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.21%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$123
3 Years	$384
5 Years	$665
10 Years	$1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest 80% of the Fund's net assets in equity securities of small-capitalization companies. We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of $3 billion or less.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our bullish expectations.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+25.25%
Lowest Quarter: 4th Quarter 2008	-28.89%
Year-to-date total return as of 3/31/2012 is +14.97%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	5/1/1995	-4.60%	4.24%	4.85%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.91%	2.09%	4.48%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager/2011 Bruce C. Olson, CFA, Portfolio Manager/2011 Joseph M. Eberhardy, CFA, CFP, Portfolio Manager/2011

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Small Cap Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$117
3 Years	$419
5 Years	$742
10 Years	$1,658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was approximately $76.4 million to $7.4 billion as of June 30, 2011, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers including American Depository Receipts ("ADRs") and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+25.41%
Lowest Quarter: 4th Quarter 2008	-31.25%
Year-to-date total return as of 3/31/2012 is +6.37%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	10/10/1997	-7.26%	-0.76%	4.85%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		-5.50%	-1.87%	6.40%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager/2001 Erik C. Astheimer, Portfolio Manager/2011 Michael Schneider, CFA, Portfolio Manager/2011

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Total Return Bond Fund Summary

Investment Objective

The Fund seeks total return, consisting of income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.91%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$93
3 Years	$292
5 Years	$508
10 Years	$1,130

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 843% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in bonds; at least 80% of the Fund's total assets in investment-grade debt securities; up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+4.96%
Lowest Quarter: 2nd Quarter 2004	-2.33%
Year-to-date total return as of 3/31/2012 is +0.70%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	9/20/1999	8.31%	7.14%	6.18%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Troy Ludgood, Portfolio Manager/2007 Thomas O'Connor, CFA, Portfolio Manager/2003

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the contract holder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the VT Index Asset Allocation Fund, the VT International Equity Fund, the VT Small Cap Growth Fund, the VT Small Cap Value Fund and the VT Total Return Bond Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

VT Index Asset Allocation Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Petros Bocray, CFA, FRM Jeffrey P. Mellas, CAIA
Fund Inception	4/15/1994
Class 2	Fund Number: 360

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500® Index and Barclays 20+ Treasury Index.

The Fund's "neutral" target allocation is as follows:

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60% of the Fund's total assets in equity securities; and

■

40% of the Fund's total assets in fixed income securities.

Target Allocations
	Neutral Target Allocation	Target Allocation Ranges
Equity Styles	60%	35-85%
Fixed Income Styles	40%	15-65%

Principal Investment Strategies

The asset classes we invest in are:

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500® Index and Barclays 20+ Treasury Index. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500® Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among asset classes. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Futures Risk ■ Index Tracking Risk ■ Issuer Risk ■ Leverage Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Multi-Style Management Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT International Equity Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Jeff Everett Dale Winner
Fund Inception	8/17/1998
Class 2	Fund Number: 1440

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we:

■

invest at least 80% of the Fund's net assets in equity securities of foreign issuers;

■

invest up to 30% of the Fund's total assets in emerging market equity securities; and

■

will not be invested in less than three different countries including the U.S.

Principal Investment Strategies

The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and ADRs. We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.

We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across all market capitalizations.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Currency Transactions Risk ■ Foreign Investment Risk ■ Futures Risk ■ Growth Style Investment Risk ■ Issuer Risk	■ Leverage Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Regulatory Risk ■ Smaller Company Securities Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, Inc.
Portfolio Managers	Gary Lisenbee Jeffrey Peck
Fund Inception	5/6/1996
Class 2	Fund Number: 3013

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $526 million to $384 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Larger Company Securities Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Regulatory Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Omega Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA Michael T. Smith, CFA
Fund Inception	3/6/1997
Class 2	Fund Number: 568

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of companies of all market capitalizations. We may also invest in equity securities of foreign issuers, including ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earning and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. We seek a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Growth Style Investment Risk ■ Issuer Risk ■ Larger Company Securities Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Regulatory Risk ■ Sector Emphasis Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Opportunity Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Ann M. Miletti Thomas D. Wooden, CFA
Fund Inception	5/8/1992
Class 2	Fund Number: 3222

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Foreign Currency Transactions Risk ■ Foreign Investment Risk ■ Growth Style Investment Risk ■ Issuer Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Regulatory Risk ■ Smaller Company Securities Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Small Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA Bruce C. Olson, CFA Joseph M. Eberhardy, CFA, CFP
Fund Inception	5/1/1995
Class 2	Fund Number: 475
The Fund is currently closed to new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of $3 billion or less.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our bullish expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Growth Style Investment Risk ■ Issuer Risk ■ Liquidity Risk ■ Management Risk	■ Market Risk ■ Regulatory Risk ■ Sector Emphasis Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Small Cap Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Erik C. Astheimer I. Charles Rinaldi Michael Schneider, CFA
Fund Inception	10/10/1997
Class 2	Fund Number: 3244

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

■

up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was approximately $76.4 million to $7.4 billion as of June 30, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Derivatives Risk ■ Foreign Currency Transactions Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Leverage Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Options Risk ■ Regulatory Risk ■ Smaller Company Securities Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Total Return Bond Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Troy Ludgood Thomas O'Connor, CFA
Fund Inception	9/20/1999
Class 2	Fund Number: 476

Investment Objective

The Fund seeks total return, consisting of income and capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in bonds;

■

at least 80% of the Fund's total assets in investment-grade debt securities;

■

up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

■

up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

Principal Investment Strategies

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Derivatives Risk ■ Foreign Investment Risk ■ Futures Risk ■ Issuer Risk ■ Leverage Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Options Risk ■ Regulatory Risk ■ Stripped Securities Risk ■ Swaps Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Focused Portfolio Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Foreign Currency Transactions Risk
 Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's adviser is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts ("ADRs") and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Futures Risk
Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Index Tracking Risk
 The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Larger Company Securities Risk
 Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments. Larger, more established companies might be unable to react as quickly to new competitive challenges, such as changes in technology and consumer tastes. Some larger companies may be unable to grow at rates higher than the fastest growing smaller companies, especially during extended periods of economic expansion.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Mortgage- and Asset-Backed Securities Risk
 Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest such prepaid funds at the lower prevailing interest rates. This is also known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Multi-Style Management Risk
 Because certain portions of a Fund's assets are managed by different portfolio managers using different styles, a Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities.This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.

Options Risk
Options trading is a highly specialized investment activity which entails additional risks than those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to the writer of the option. A Fund that writes options is subject to the risk that its forecast of market value or other relevant factors is incorrect, which could cause the Fund to be in a worse position than it would have been had if it had not written the option. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Participation Notes Risk
Participation notes are designed to replicate the performance of the securities of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. There can be no assurance that the trading price of participation notes will equal the underlying value of the securities of the foreign companies or foreign securities markets that they seek to replicate. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. Participation notes are subject to counterparty risk, which is the risk that the issuer of the participation note (a bank or a broker-dealer) will not fulfill its contractual obligation to complete the transaction with the Fund. Moreover, the Fund has no rights under a participation note against the issuer of the underlying security.

Regional Risk
 The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk
 Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Stripped Securities Risk
Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Swaps Risk
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If the U.S. Treasury, a U.S. Government agency or a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Variable Trust

WFVT was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of WFVT (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Funds are available for purchase through certain VA Contracts and VLI Policies offered through separate accounts by various insurance companies ("Participating Insurance Companies"). Individual holders of VA Contracts and VLI Policies are not the "shareholders" of, or "investors" in, the Funds. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. WFVT currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Board periodically considers whether any conflicts exist in order to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses or other documents issued by the Participating Insurance Companies. WFVT assumes no responsibility for such prospectuses or other disclosure documents.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is the mutual fund advisory subsidiary of Wells Fargo Bank, N.A. which was founded in 1852 and is the oldest bank in the western United States and one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's most recent semiannual report.

For a Fund's most recent fiscal year, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
VT Index Asset Allocation Fund	0.49%
VT International Equity Fund	0.47%
VT Intrinsic Value Fund	0.38%
VT Omega Growth Fund	0.50%
VT Opportunity Fund	0.61%
VT Small Cap Growth Fund	0.75%
VT Small Cap Value Fund	0.50%
VT Total Return Bond Fund	0.38%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Metropolitan West Capital Management, LLC ("MWCM"), an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660 and serves as the sub-adviser to the VT Intrinsic Value Fund. Accordingly, MWCM provides portfolio management services, among other services, to the VT Intrinsic Value Fund. MWCM provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Gary W. Lisenbee VT Intrinsic Value Fund	Mr. Lisenbee co-founded MWCM in 1997, where he currently serves as a Chief Executive Officer and Chief Investment Officer.
Jeffrey Peck VT Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as a Managing Director and Lead Portfolio Manager.

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for each Fund, except VT Intrinsic Value Fund. Wells Capital is responsible for the day-to-day investment management activities of the Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Erik C. Astheimer VT Small Cap Value Fund

Mr. Astheimer joined Wells Capital or one of its predecessor firms in 2004, where he currently serves as a Senior Research Analyst and Co-Portfolio Manager for the Value Equity Team's small and small/mid cap value strategies.

Petros Bocray, CFA, FRM VT Index Asset Allocation Fund	Mr. Bocray joined Wells Capital in 2006, where he currently serves as a Portfolio Manager on the Quantitative Strategies team.
Joseph M. Eberhardy, CFA, CFP VT Small Cap Growth Fund

Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager with the Growth Equity team. Prior to his current role as a Portfolio Manager, he was a Senior Research Analyst with the Growth Equity Team from 2000 to 2008.

Jeff Everett VT International Equity Fund

Mr. Everett is jointly responsible for managing the VT International Equity Fund, which he has managed since 2012. Mr. Everett joined Wells Capital in 2012, where he is a Senior Portfolio Manager. Prior to joining Wells Capital, Mr. Everett was a managing member at EverKey Global Partners, an investment firm he co-founded in 2007.

Troy Ludgood VT Total Return Bond Fund	Mr. Ludgood joined Wells Capital in 2004, where he currently serves as a Senior Portfolio Manager.
Jeffrey P. Mellas, CAIA VT Index Asset Allocation Fund	Mr. Mellas joined Wells Capital in 2003, where he currently serves as a Managing Director of Quantitative Asset Management an Portfolio Manager.
Ann M. Miletti VT Opportunity Fund	Ms. Miletti joined Wells Capital or one of its predecessor firms in 1991, where she currently serves as a Managing Director and Lead Portfolio Manager for the Core Equity team.
Thomas O'Connor, CFA VT Total Return Bond Fund	Mr. O'Connor joined Wells Capital in 2003, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA VT Small Cap Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA VT Small Cap Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA VT Omega Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager.
I. Charles Rinaldi VT Small Cap Value Fund

Mr. Rinaldi joined Wells Capital or one of its predecessor firms in 1997, where he currently serves as a Senior Portfolio Manager responsible for day-to-day management of its small and small/mid cap value strategies.

Michael Schneider, CFA VT Small Cap Value Fund	Mr. Schneider joined Wells Capital in 2005, where he currently serves as a Senior Research Anaylst and Co-Portfolio Manager for the Value Equity Team's small and small/mid cap value strategies.
Michael T. Smith, CFA VT Omega Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Dale Winner VT International Equity Fund

Mr. Winner is jointly responsible for managing the VT International Equity Fund, which he has managed since 2012. Mr. Winner joined Wells Capital in 2012, where he is a Portfolio Manager. Prior to joining Wells Capital, Mr. Winner was a Partner and portfolio manager at EverKey Global Partners, an investment firm he co-founded in 2007.

Thomas D. Wooden, CFA VT Opportunity Fund

Mr. Wooden joined Wells Capital in 2008, where he currently serves as a Portfolio Manager on the Core Equity Team. Prior to joining Wells Capital, Mr. Wooden held an Associate Portfolio Manager position for Artisan Partners Limited Partnership, from 1999 to 2008.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for VT Intrinsic Value Fund, VT Omega Growth Fund, VT Opportunity Fund and VT Small Cap Value Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain contract holder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining contract holder approval. The Fund will continue to submit matters to contract holders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until contract holders are further notified.

Distribution Plan

Each Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") for its Class 2 shares. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to prospective beneficial owners of each Fund's Class 2 shares, and the payment of compensation to Participating Insurance Companies. For these services, each Fund's Class 2 pays an annual fee of 0.25% of its average daily net assets. These fees are paid out of the assets of Class 2 of each Fund on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Insurance Companies

In addition to the payments made by the Class 2 shares of each Fund for distribution-related services, Funds Management makes additional payments ("Additional Payments") to Participating Insurance Companies (or their affiliates) that offer the Funds as underlying investment options in separate accounts that issue VA Contracts and VLI Policies. These Additional Payments are made to compensate Participating Insurance Companies for certain administrative services that they provide. These Additional Payments, which may be significant, are paid by Funds Management out of its revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

The administrative services provided by such Participating Insurance Companies include, but are not limited to, periodic reporting of information to the Funds; printing and distributing Fund prospectuses, shareholder reports and other shareholder communications to contract owners; furnishing account statements and confirmations of transactions; printing and distributing proxy statements and other proxy material and soliciting contract owner voting instructions; providing telephone inquiry support; transmitting purchase and redemption requests to the Funds' transfer agent; and providing other administrative support functions.

The Additional Payments are typically paid on an ongoing basis and are based on assets. The Additional Payments differ among the various Participating Insurance Companies but typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the Participating Insurance Company's customers. The Additional Payments may create potential conflicts of interest between a contract owner and a Participating Insurance Company who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your Participating Insurance Company and review carefully any disclosure provided by the Participating Insurance Company as to the monies that it receives from mutual funds, their advisers and distributors, as well as how your registered representative is compensated.

The Participating Insurance Companies that have received the Additional Payments described in this section are identified in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

Investing in the Funds

Shares of WFVT are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of Participating Insurance Companies as funding vehicles for certain VA Contracts and VLI Policies ("Variable Contracts") issued through the separate accounts by Participating Insurance Companies. Many of the separate accounts are registered as investment companies with the SEC. When shares of WFVT are offered as a funding vehicle for Variable Contracts issued through such a separate account, a separate prospectus describing the separate account and the Variable Contracts being offered through it will accompany this prospectus. When WFVT offers Fund shares as funding vehicles for Variable Contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the Variable Contracts being offered through it will accompany this prospectus. WFVT assumes no responsibility for such prospectuses or other disclosure documents. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

WFVT has entered into agreements with the life insurance company sponsor of each separate account (each a "Participation Agreement") setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that WFVT offers shares of one or more Funds to a qualified pension or retirement plan, it likely will enter into a similar Participation Agreement. The discussion that follows reflects the terms of each current Participation Agreement (which do not differ materially from one another).

Shares of the Funds are sold in a continuous offering to the separate accounts to support the Variable Contracts. Net purchase payments under the Variable Contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Funds for their sub-accounts at each share's NAV without sales or redemption charges.

For each day on which a Fund's NAV is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order (actual and sufficient notice of such request transmitted to the officer or person designated for such notice by WFVT), except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

Potential for Conflict of Interest
A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners, or between the interests of owners of Variable Contracts issued by different Participating Insurance Companies or through different separate accounts. A potential for certain conflicts also exists between the interests of owners of Variable Contracts and participants in a qualified pension or retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. WFVT currently does not foresee any such disadvantage to owners of Variable Contracts. Nonetheless, the Board periodically considers whether any such conflicts exist in order to determine what action, if any, should be taken in response to such conflicts. If any irreconcilable material conflicts of interest affecting owners of variable contracts is determined to exist, then each Participating Insurance Company sponsoring a separate account investing the Fund will, to the extent reasonably practicable, take such action as is necessary to remedy the conflict or eliminate the conflict as it affects owners of Variable Contracts it has issued. If such a conflict is determined to exist in connection with a Fund, one or more Participating Insurance Companies might be required to withdraw the investments of one or more of its separate accounts from the Fund or to substitute shares of another mutual fund (including another Fund) for those it holds of the Fund. This might force the Fund to sell portfolio securities at a disadvantageous price.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value (NAV), there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. Funds Management monitors available contract owner trading information across all Funds on a daily basis. If a contract owner redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that contract owner is "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.

Excessive trading may give rise to conflicts of interest between owners of different types of Variable Contracts and/or owners of Variable Contracts issued by different insurance companies that offer the Funds as investment options under their contracts.

An insurance company sponsor through whom variable contract owners may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. A Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Fund reasonably believes that the company's policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases Fund shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

Distributions

Each Fund is treated separately in determining the amounts of distributions of any net investment income and realized net capital gains payable to its shareholders. A distribution is automatically reinvested on the payment date in additional Fund shares at NAV or paid in cash at the election of the Participating Insurance Companies.

The VT Total Return Bond Fund generally makes distributions of any net investment income monthly. The VT Index Asset Allocation generally makes distributions of any net investment income quarterly. All other Funds generally make distributions of any net investment income annually. The Funds generally make any realized net capital gain distributions at least annually.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, and will meet certain diversification requirements applicable to mutual funds underlying Variable Contracts. By so qualifying, each Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year.

Since the separate accounts are the only shareholders of WFVT, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of Variable Contracts, see the accompanying contract prospectus or disclosure document. Please see the Statement of Additional Information for additional federal income tax information.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Funds. The sub-section below titled "Additional Expense Information" provides further information regarding a Fund's Annual Fund Operating Expenses. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to each Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that a Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by a Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse a Fund for these types of expenses, even if they cause the Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.

Barclays U.S. Treasury 20+ Year Index	The Barclays 20+ Treasury Index (formerly known as Lehman Brothers 20+ Treasury Index) is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater.
Index Asset Allocation Composite Index	The Index Asset Allocation Composite Index is weighted 60% in the S&P 500® Index and 40% in the Barclays 20+ Treasury Index.
MSCI ACWI® ex-US Index[1]

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States.

MSCI EAFE® Free Index[1]

The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East.

Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap® Index

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index.

S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage VT Index Asset Allocation Fund. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Funds.

1.	Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Share Class Performance
The following provides additional information about the performance history of the Funds contained in this prospectus, including the inception date of the relevant share class, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

■

VT International Equity Fund - Historical performance shown for Class 2 shares prior to its inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Evergreen VA International Equity Fund.

■

VT Intrinsic Value Fund - Historical performance shown for Class 2 of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Wells Fargo Advantage VT Equity Income Fund.

■

VT Omega Growth Fund - Historical performance shown for Class 2 shares prior to its inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Evergreen VA Omega Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, which is available upon request.

VT Index Asset Allocation Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.72	$10.53	$9.31	$14.64	$14.13
Net investment income	0.21	0.20	0.19	0.30	0.34
Net realized and unrealized gains (losses) on investments	0.54	1.18	1.22	(4.32)	0.73
Total from investment operations	0.75	1.38	1.41	(4.02)	1.07
Distributions to shareholders from
Net investment income	(0.38)	(0.19)	(0.19)	(0.30)	(0.33)
Net realized gains	0.00	0.00	0.00	(1.01)	(0.23)
Total distributions to shareholders	(0.38)	(0.19)	(0.19)	(1.31)	(0.56)
Net asset value, end of period	$12.09	$11.72	$10.53	$9.31	$14.64
Total return	6.48%	13.29%	15.46%	(29.11)%	7.60%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.10%	1.07%	1.07%	1.02%
Net expenses	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.70%	1.76%	2.01%	2.37%	2.26%
Supplemental data
Portfolio turnover rate	17%	25%	43%	21%	25%
Net assets, end of period (000's omitted)	$89,402	$102,946	$113,271	$125,958	$254,054
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

VT International Equity Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2	2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$5.74	$5.15	$4.64	$8.15	$7.84
Net investment income	0.09[2]	0.06[2]	0.04[2]	0.18[2]	0.14
Net realized and unrealized gains (losses) on investments	(0.79)	0.75	0.62	(3.51)	1.01
Total from investment operations	0.70	0.81	0.66	(3.33)	1.15
Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.15)	0.00	(0.18)
Net realized gains	(0.25)	(0.18)	0.00	(0.18)	(0.66)
Total distributions to shareholders	(0.26)	(0.22)	(0.15)	(0.18)	(0.84)
Net asset value, end of period	$4.78	$5.74	$5.15	$4.64	$8.15
Total return	(12.91)%	16.50%	15.47%	(41.60)%	14.73%
Ratios to average net assets (annualized)
Gross expenses	1.22%	0.97%	0.89%	0.92%	0.88%
Net expenses	0.94%	0.89%	0.89%	0.92%	0.88%
Net investment income	1.75%	1.22%	0.70%	2.74%	1.75%
Supplemental data
Portfolio turnover rate	66%	60%	205%	127%	58%
Net assets, end of period (000's omitted)	$227,692	$218,348	$891,137	$56,692	$118,843
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

2	Calculated based upon average shares outstanding

VT Intrinsic Value Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2 [1]	2011	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$12.76	$11.31	$9.88	$18.74	$19.75
Net investment income	0.18	0.16	0.19	0.30	0.30
Net realized and unrealized gains (losses) on investments	(0.45)	1.39	1.44	(6.46)	0.33
Total from investment operations	(0.27)	1.55	1.63	(6.16)	0.63
Distributions to shareholders from
Net investment income	(0.07)	(0.10)	(0.20)	(0.28)	(0.30)
Net realized gains	0.00	0.00	0.00	(2.42)	(1.34)
Total distributions to shareholders	(0.07)	(0.10)	(0.20)	(2.70)	(1.64)
Net asset value, end of period	$12.42	$12.76	$11.31	$9.88	$18.74
Total return	(2.15)%	13.83%	16.86%	(36.47)%	2.80%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.10%	1.18%	1.15%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.17%	1.29%	1.94%	1.95%	1.49%
Supplemental data
Portfolio turnover rate	26%	72%	16%	9%	20%
Net assets, end of period (000's omitted)	$46,285	$58,832	$54,441	$43,452	$94,097
1	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.
2

After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

VT Omega Growth Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2	2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$24.00	$20.19	$14.25	$19.63	$17.62
Net investment income (loss)	(0.14)	(0.07)[2]	0.11	0.15	0.01
Net realized and unrealized gains (losses) on investments	(1.17)	3.99	6.00	(5.53)	2.05
Total from investment operations	(1.31)	3.92	6.11	(5.38)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.17)	0.00	(0.05)
Net realized gains	(0.21)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.21)	(0.11)	(0.17)	0.00	(0.05)
Net asset value, end of period	$22.48	$24.00	$20.19	$14.25	$19.63
Total return	(5.54)%	19.48%	43.58%	(27.41)%	11.74%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.01%	1.00%	0.97%	0.96%
Net expenses	1.00%	1.00%	1.00%	0.97%	0.96%
Net investment income (loss)	(0.52)%	(0.34)%	0.63%	0.86%	0.07%
Supplemental data
Portfolio turnover rate	110%	160%	28%	46%	31%
Net assets, end of period (000's omitted)	$66,756	$83,224	$33,196	$22,910	$38,137
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA Omega Fund.

2	Calculated based upon average shares outstanding

VT Opportunity Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$18.42	$15.01	$10.16	$22.03	$24.02
Net investment income	0.03	0.02	0.11	0.12	0.21
Net realized and unrealized gains (losses) on investments	(1.04)	3.51	4.74	(7.30)	1.60
Total from investment operations	(1.01)	3.53	4.85	(7.18)	1.81
Distributions to shareholders from
Net investment income	(0.03)	(0.12)	0.00	(0.37)	(0.16)
Net realized gains	0.00	0.00	0.00	(4.32)	(3.64)
Total distributions to shareholders	(0.03)	(0.12)	0.00	(4.69)	(3.80)
Net asset value, end of period	$17.38	$18.42	$15.01	$10.16	$22.03
Total return	(5.52)%	23.76%	47.74%	(40.10)%	6.63%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.18%	1.32%	1.21%	1.19%
Net expenses	1.04%	1.07%	1.07%	1.07%	1.07%
Net investment income	0.18%	0.08%	0.39%	0.47%	0.74%
Supplemental data
Portfolio turnover rate	35%	40%	50%	70%	64%
Net assets, end of period (000's omitted)	$201,535	$168,307	$154,782	$378,197	$779,286
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

VT Small Cap Growth Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.05	$6.35	$4.16	$9.69	$9.96
Net investment loss	(0.09)	(0.06)	(0.03)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.28)	1.76	2.22	(3.31)	1.52
Total from investment operations	(0.37)	1.70	2.19	(3.36)	1.45
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(2.17)	(1.72)
Net asset value, end of period	$7.68	$8.05	$6.35	$4.16	$9.69
Total return	(4.60)%	26.77%	52.64%	(41.42)%	13.81%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.22%	1.26%	1.26%	1.22%
Net expenses	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.98)%	(0.82)%	(0.69)%	(0.73)%	(0.73)%
Supplemental data
Portfolio turnover rate	118%	71%	75%	76%	121%
Net assets, end of period (000's omitted)	$203,348	$247,246	$185,345	$109,996	$221,394
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

VT Small Cap Value Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.03	$7.83	$4.95	$11.08	$13.22
Net investment income (loss)	0.09	0.12	0.08	0.09[2]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.74)	1.20	2.87	(4.21)	0.21
Total from investment operations	(0.65)	1.32	2.95	(4.12)	0.17
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.07)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(2.01)	(2.31)
Total distributions to shareholders	(0.06)	(0.12)	(0.07)	(2.01)	(2.31)
Net asset value, end of period	$8.32	$9.03	$7.83	$4.95	$11.08
Total return	(7.26)%	17.25%	60.18%	(44.55)%	(0.32)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.52%	2.56%	1.69%	1.51%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income (loss)	0.82%	1.06%	1.39%	1.18%	(0.31)%
Supplemental data
Portfolio turnover rate	16%	61%	45%	39%	60%
Net assets, end of period (000's omitted)	$14,681	$19,606	$12,018	$7,928	$17,527
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.
2	Calculated based upon average shares outstanding.

VT Total Return Bond Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.41	$10.34	$9.70	$9.94	$9.81
Net investment income	0.22	0.29	0.42	0.44	0.45
Net realized and unrealized gains (losses) on investments	0.62	0.43	0.72	(0.21)	0.13
Total from investment operations	0.84	0.72	1.14	0.23	0.58
Distributions to shareholders from
Net investment income	(0.28)	(0.36)	(0.46)	(0.47)	(0.45)
Net realized gains	(0.43)	(0.29)	(0.04)	0.00	0.00
Total distributions to shareholders	(0.71)	(0.65)	(0.50)	(0.47)	(0.45)
Net asset value, end of period	$10.54	$10.41	$10.34	$9.70	$9.94
Total return	8.31%	7.04%	11.99%	2.39%	6.08%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	1.20%	1.19%	0.94%
Net expenses	0.88%	0.86%	0.85%	0.90%	0.90%
Net investment income	2.09%	2.76%	4.07%	4.55%	4.58%
Supplemental data
Portfolio turnover rate	843%	838%	580%	692%	580%
Net assets, end of period (000's omitted)	$87,138	$85,416	$95,134	$93,610	$129,098
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	052VT/AMP 05-12 ICA Reg. No. 811-09255

Wells Fargo Advantage Funds	|	May 1, 2012

Variable Trust

Prospectus

Class 2

VT Discovery Fund
VT Opportunity Fund
VT Small Cap Value Fund

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

This Prospectus may include information pertaining to certain portfolios that are not available through the separate account or insurance contract that you have chosen. Please refer to your variable life insurance offering documents to determine which portfolios are available to you and read and retain these documents for future reference.

VT Discovery Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%
1.	The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$117
3 Years	$372
5 Years	$646
10 Years	$1,429

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts ("ADRs") and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, which was approximately $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+18.26%
Lowest Quarter: 4th Quarter 2008	-30.24%
Year-to-date total return as of 3/31/2012 is +17.88%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	5/8/1992	0.42%	5.39%	8.64%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.57%	2.89%	5.23%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager/2001 Michael T. Smith, CFA, Portfolio Manager/2011 Chris Warner, CFA, Portfolio Manager/2012

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Opportunity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and similar investments. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+23.22%
Lowest Quarter: 4th Quarter 2008	-29.15%
Year-to-date total return as of 3/31/2012 is +13.98%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	5/8/1992	-5.52%	1.99%	4.70%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)		-1.55%	1.41%	6.99%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Ann M. Miletti, Portfolio Manager/2005 Thomas D. Wooden, CFA, Portfolio Manager/2011

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

VT Small Cap Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$117
3 Years	$419
5 Years	$742
10 Years	$1,658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was approximately $76.4 million to $7.4 billion as of June 30, 2011, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers including American Depository Receipts ("ADRs") and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+25.41%
Lowest Quarter: 4th Quarter 2008	-31.25%
Year-to-date total return as of 3/31/2012 is +6.37%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	10/10/1997	-7.26%	-0.76%	4.85%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		-5.50%	-1.87%	6.40%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager/2001 Erik C. Astheimer, Portfolio Manager/2011 Michael Schneider, CFA, Portfolio Manager/2011

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the contract holder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the VT Small Cap Value Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

VT Discovery Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA Michael T. Smith, CFA Chris Warner, CFA
Fund Inception	5/8/1992
Class 2	Fund Number: 3221

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

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at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

Principal Investment Strategies

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, which was approximately $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Growth Style Investment Risk ■ Issuer Risk ■ Liquidity Risk ■ Management Risk	■ Market Risk ■ Regulatory Risk ■ Sector Emphasis Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Opportunity Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Ann M. Miletti Thomas D. Wooden, CFA
Fund Inception	5/8/1992
Class 2	Fund Number: 3222

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Foreign Currency Transactions Risk ■ Foreign Investment Risk ■ Growth Style Investment Risk ■ Issuer Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Regulatory Risk ■ Smaller Company Securities Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

VT Small Cap Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Erik C. Astheimer I. Charles Rinaldi Michael Schneider, CFA
Fund Inception	10/10/1997
Class 2	Fund Number: 3244

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

■

up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was approximately $76.4 million to $7.4 billion as of June 30, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Derivatives Risk ■ Foreign Currency Transactions Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Leverage Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Options Risk ■ Regulatory Risk ■ Smaller Company Securities Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Foreign Currency Transactions Risk
 Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's adviser is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts ("ADRs") and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Options Risk
Options trading is a highly specialized investment activity which entails additional risks than those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to the writer of the option. A Fund that writes options is subject to the risk that its forecast of market value or other relevant factors is incorrect, which could cause the Fund to be in a worse position than it would have been had if it had not written the option. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk
 Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Variable Trust

WFVT was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of WFVT (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Funds are available for purchase through certain VA Contracts and VLI Policies offered through separate accounts by various insurance companies ("Participating Insurance Companies"). Individual holders of VA Contracts and VLI Policies are not the "shareholders" of, or "investors" in, the Funds. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. WFVT currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Board periodically considers whether any conflicts exist in order to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses or other documents issued by the Participating Insurance Companies. WFVT assumes no responsibility for such prospectuses or other disclosure documents.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is the mutual fund advisory subsidiary of Wells Fargo Bank, N.A. which was founded in 1852 and is the oldest bank in the western United States and one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's most recent semiannual report.

For a Fund's most recent fiscal year, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
VT Discovery Fund	0.67%
VT Opportunity Fund	0.61%
VT Small Cap Value Fund	0.50%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Funds. Wells Capital is responsible for the day-to-day investment management activities of the Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Erik C. Astheimer VT Small Cap Value Fund

Mr. Astheimer joined Wells Capital or one of its predecessor firms in 2004, where he currently serves as a Senior Research Analyst and Co-Portfolio Manager for the Value Equity Team's small and small/mid cap value strategies.

Ann M. Miletti VT Opportunity Fund	Ms. Miletti joined Wells Capital or one of its predecessor firms in 1991, where she currently serves as a Managing Director and Lead Portfolio Manager for the Core Equity team.
Thomas J. Pence, CFA VT Discovery Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager.
I. Charles Rinaldi VT Small Cap Value Fund

Mr. Rinaldi joined Wells Capital or one of its predecessor firms in 1997, where he currently serves as a Senior Portfolio Manager responsible for day-to-day management of its small and small/mid cap value strategies.

Michael Schneider, CFA VT Small Cap Value Fund	Mr. Schneider joined Wells Capital in 2005, where he currently serves as a Senior Research Anaylst and Co-Portfolio Manager for the Value Equity Team's small and small/mid cap value strategies.
Michael T. Smith, CFA VT Discovery Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Chris Warner, CFA VT Discovery Fund	Mr. Warner joined Wells Capital in 2007, where he currently serves as a Portfolio Manager. Prior to joining Wells Capital, Mr. Warner worked as an equity research associate at Citigroup Inc.
Thomas D. Wooden, CFA VT Opportunity Fund

Mr. Wooden joined Wells Capital in 2008, where he currently serves as a Portfolio Manager on the Core Equity Team. Prior to joining Wells Capital, Mr. Wooden held an Associate Portfolio Manager position for Artisan Partners Limited Partnership, from 1999 to 2008.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain contract holder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining contract holder approval. The Fund will continue to submit matters to contract holders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until contract holders are further notified.

Distribution Plan

Each Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") for its Class 2 shares. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to prospective beneficial owners of each Fund's Class 2 shares, and the payment of compensation to Participating Insurance Companies. For these services, each Fund's Class 2 pays an annual fee of 0.25% of its average daily net assets. These fees are paid out of the assets of Class 2 of each Fund on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Insurance Companies

In addition to the payments made by the Class 2 shares of each Fund for distribution-related services, Funds Management makes additional payments ("Additional Payments") to Participating Insurance Companies (or their affiliates) that offer the Funds as underlying investment options in separate accounts that issue VA Contracts and VLI Policies. These Additional Payments are made to compensate Participating Insurance Companies for certain administrative services that they provide. These Additional Payments, which may be significant, are paid by Funds Management out of its revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

The administrative services provided by such Participating Insurance Companies include, but are not limited to, periodic reporting of information to the Funds; printing and distributing Fund prospectuses, shareholder reports and other shareholder communications to contract owners; furnishing account statements and confirmations of transactions; printing and distributing proxy statements and other proxy material and soliciting contract owner voting instructions; providing telephone inquiry support; transmitting purchase and redemption requests to the Funds' transfer agent; and providing other administrative support functions.

The Additional Payments are typically paid on an ongoing basis and are based on assets. The Additional Payments differ among the various Participating Insurance Companies but typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the Participating Insurance Company's customers. The Additional Payments may create potential conflicts of interest between a contract owner and a Participating Insurance Company who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your Participating Insurance Company and review carefully any disclosure provided by the Participating Insurance Company as to the monies that it receives from mutual funds, their advisers and distributors, as well as how your registered representative is compensated.

The Participating Insurance Companies that have received the Additional Payments described in this section are identified in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

Investing in the Funds

Shares of WFVT are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of Participating Insurance Companies as funding vehicles for certain VA Contracts and VLI Policies ("Variable Contracts") issued through the separate accounts by Participating Insurance Companies. Many of the separate accounts are registered as investment companies with the SEC. When shares of WFVT are offered as a funding vehicle for Variable Contracts issued through such a separate account, a separate prospectus describing the separate account and the Variable Contracts being offered through it will accompany this prospectus. When WFVT offers Fund shares as funding vehicles for Variable Contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the Variable Contracts being offered through it will accompany this prospectus. WFVT assumes no responsibility for such prospectuses or other disclosure documents. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

WFVT has entered into agreements with the life insurance company sponsor of each separate account (each a "Participation Agreement") setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that WFVT offers shares of one or more Funds to a qualified pension or retirement plan, it likely will enter into a similar Participation Agreement. The discussion that follows reflects the terms of each current Participation Agreement (which do not differ materially from one another).

Shares of the Funds are sold in a continuous offering to the separate accounts to support the Variable Contracts. Net purchase payments under the Variable Contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Funds for their sub-accounts at each share's NAV without sales or redemption charges.

For each day on which a Fund's NAV is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order (actual and sufficient notice of such request transmitted to the officer or person designated for such notice by WFVT), except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

Potential for Conflict of Interest
A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners, or between the interests of owners of Variable Contracts issued by different Participating Insurance Companies or through different separate accounts. A potential for certain conflicts also exists between the interests of owners of Variable Contracts and participants in a qualified pension or retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. WFVT currently does not foresee any such disadvantage to owners of Variable Contracts. Nonetheless, the Board periodically considers whether any such conflicts exist in order to determine what action, if any, should be taken in response to such conflicts. If any irreconcilable material conflicts of interest affecting owners of variable contracts is determined to exist, then each Participating Insurance Company sponsoring a separate account investing the Fund will, to the extent reasonably practicable, take such action as is necessary to remedy the conflict or eliminate the conflict as it affects owners of Variable Contracts it has issued. If such a conflict is determined to exist in connection with a Fund, one or more Participating Insurance Companies might be required to withdraw the investments of one or more of its separate accounts from the Fund or to substitute shares of another mutual fund (including another Fund) for those it holds of the Fund. This might force the Fund to sell portfolio securities at a disadvantageous price.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value (NAV), there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. Funds Management monitors available contract owner trading information across all Funds on a daily basis. If a contract owner redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that contract owner is "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.

Excessive trading may give rise to conflicts of interest between owners of different types of Variable Contracts and/or owners of Variable Contracts issued by different insurance companies that offer the Funds as investment options under their contracts.

An insurance company sponsor through whom variable contract owners may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. A Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Fund reasonably believes that the company's policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases Fund shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

Distributions

Each Fund is treated separately in determining the amounts of distributions of any net investment income and realized net capital gains payable to its shareholders. A distribution is automatically reinvested on the payment date in additional Fund shares at NAV or paid in cash at the election of the Participating Insurance Companies.

The Funds generally make distributions of any net investment income annually. The Funds generally make any realized net capital gain distributions at least annually.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, and will meet certain diversification requirements applicable to mutual funds underlying Variable Contracts. By so qualifying, each Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year.

Since the separate accounts are the only shareholders of WFVT, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of Variable Contracts, see the accompanying contract prospectus or disclosure document. Please see the Statement of Additional Information for additional federal income tax information.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Funds. The sub-section below titled "Additional Expense Information" provides further information regarding a Fund's Annual Fund Operating Expenses. The sub-section below titled "Additional Performance Information - Index Descriptions" defines the market indices that are referenced in the Fund Summaries.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to each Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that a Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by a Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse a Fund for these types of expenses, even if they cause the Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Additional Performance Information - Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500® Growth Index	The Russell 2500® Growth Index measures the performance of those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap® Index

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, which is available upon request.

VT Discovery Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$21.28	$15.70	$11.19	$20.11	$16.44
Net investment loss	(0.18)	(0.13)	(0.11)	(0.11)	(0.15)
Net realized and unrealized gains (losses) on investments	0.27	5.71	4.62	(8.81)	3.82
Total from investment operations	0.09	5.58	4.51	(8.92)	3.67
Net asset value, end of period	$21.37	$21.28	$15.70	$11.19	$20.11
Total return	0.42%	35.54%	40.30%	(44.36)%	22.32%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.26%	1.35%	1.27%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.75)%	(0.71)%	(0.61)%	(0.63)%	(0.72)%
Supplemental data
Portfolio turnover rate	113%	101%	208%	166%	135%
Net assets, end of period (000's omitted)	$98,099	$110,755	$86,125	$113,149	$238,894
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

VT Opportunity Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$18.42	$15.01	$10.16	$22.03	$24.02
Net investment income	0.03	0.02	0.11	0.12	0.21
Net realized and unrealized gains (losses) on investments	(1.04)	3.51	4.74	(7.30)	1.60
Total from investment operations	(1.01)	3.53	4.85	(7.18)	1.81
Distributions to shareholders from
Net investment income	(0.03)	(0.12)	0.00	(0.37)	(0.16)
Net realized gains	0.00	0.00	0.00	(4.32)	(3.64)
Total distributions to shareholders	(0.03)	(0.12)	0.00	(4.69)	(3.80)
Net asset value, end of period	$17.38	$18.42	$15.01	$10.16	$22.03
Total return	(5.52)%	23.76%	47.74%	(40.10)%	6.63%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.18%	1.32%	1.21%	1.19%
Net expenses	1.04%	1.07%	1.07%	1.07%	1.07%
Net investment income	0.18%	0.08%	0.39%	0.47%	0.74%
Supplemental data
Portfolio turnover rate	35%	40%	50%	70%	64%
Net assets, end of period (000's omitted)	$201,535	$168,307	$154,782	$378,197	$779,286
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

VT Small Cap Value Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.03	$7.83	$4.95	$11.08	$13.22
Net investment income (loss)	0.09	0.12	0.08	0.09[2]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.74)	1.20	2.87	(4.21)	0.21
Total from investment operations	(0.65)	1.32	2.95	(4.12)	0.17
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.07)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(2.01)	(2.31)
Total distributions to shareholders	(0.06)	(0.12)	(0.07)	(2.01)	(2.31)
Net asset value, end of period	$8.32	$9.03	$7.83	$4.95	$11.08
Total return	(7.26)%	17.25%	60.18%	(44.55)%	(0.32)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.52%	2.56%	1.69%	1.51%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income (loss)	0.82%	1.06%	1.39%	1.18%	(0.31)%
Supplemental data
Portfolio turnover rate	16%	61%	45%	39%	60%
Net assets, end of period (000's omitted)	$14,681	$19,606	$12,018	$7,928	$17,527
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.
2	Calculated based upon average shares outstanding.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	052VT/OHIO 05-12 ICA Reg. No. 811-09255

Wells Fargo Advantage Funds	|	May 1, 2012

Variable Trust

Prospectus

Class 2

VT Small Cap Value Fund

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

VT Small Cap Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%
1.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class 2. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$117
3 Years	$419
5 Years	$742
10 Years	$1,658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was approximately $76.4 million to $7.4 billion as of June 30, 2011, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers including American Depository Receipts ("ADRs") and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+25.41%
Lowest Quarter: 4th Quarter 2008	-31.25%
Year-to-date total return as of 3/31/2012 is +6.37%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	10/10/1997	-7.26%	-0.76%	4.85%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		-5.50%	-1.87%	6.40%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager/2001 Erik C. Astheimer, Portfolio Manager/2011 Michael Schneider, CFA, Portfolio Manager/2011

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Key Fund Information

This Prospectus contains information about a Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the contract holder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

■

what the Fund is trying to achieve; and

■

how we intend to invest your money.

This section also provides a summary of the Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

VT Small Cap Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Erik C. Astheimer I. Charles Rinaldi Michael Schneider, CFA
Fund Inception	10/10/1997
Class 2	Fund Number: 3244

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

■

up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was approximately $76.4 million to $7.4 billion as of June 30, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Derivatives Risk ■ Foreign Currency Transactions Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Leverage Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Options Risk ■ Regulatory Risk ■ Smaller Company Securities Risk ■ Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Foreign Currency Transactions Risk
 Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's adviser is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts ("ADRs") and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Options Risk
Options trading is a highly specialized investment activity which entails additional risks than those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to the writer of the option. A Fund that writes options is subject to the risk that its forecast of market value or other relevant factors is incorrect, which could cause the Fund to be in a worse position than it would have been had if it had not written the option. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Fund

About Wells Fargo Variable Trust

WFVT was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of WFVT (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Fund is available for purchase through certain VA Contracts and VLI Policies offered through separate accounts by various insurance companies ("Participating Insurance Companies"). Individual holders of VA Contracts and VLI Policies are not the "shareholders" of, or "investors" in, the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. WFVT currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Board periodically considers whether any conflicts exist in order to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses or other documents issued by the Participating Insurance Companies. WFVT assumes no responsibility for such prospectuses or other disclosure documents.

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is the mutual fund advisory subsidiary of Wells Fargo Bank, N.A. which was founded in 1852 and is the oldest bank in the western United States and one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's most recent semiannual report.

For the Fund's most recent fiscal year, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
VT Small Cap Value Fund	0.50%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for the Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various other client and proprietary accounts may at times take positions that are adverse to the Fund. Funds Management applies various policies to address these situations, but the Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their other clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage the Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers and each portfolio manager's ownership of securities in the Fund.

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Fund. Wells Capital is responsible for the day-to-day investment management activities of the Fund. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Erik C. Astheimer VT Small Cap Value Fund

Mr. Astheimer joined Wells Capital or one of its predecessor firms in 2004, where he currently serves as a Senior Research Analyst and Co-Portfolio Manager for the Value Equity Team's small and small/mid cap value strategies.

I. Charles Rinaldi VT Small Cap Value Fund

Mr. Rinaldi joined Wells Capital or one of its predecessor firms in 1997, where he currently serves as a Senior Portfolio Manager responsible for day-to-day management of its small and small/mid cap value strategies.

Michael Schneider, CFA VT Small Cap Value Fund	Mr. Schneider joined Wells Capital in 2005, where he currently serves as a Senior Research Anaylst and Co-Portfolio Manager for the Value Equity Team's small and small/mid cap value strategies.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain contract holder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund may seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining contract holder approval. The Fund will continue to submit matters to contract holders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until contract holders are further notified.

Distribution Plan

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") for its Class 2 shares. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to prospective beneficial owners of the Fund's Class 2 shares, and the payment of compensation to Participating Insurance Companies. For these services, the Fund's Class 2 pays an annual fee of 0.25% of its average daily net assets. These fees are paid out of the assets of Class 2 of the Fund on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Insurance Companies

In addition to the payments made by the Class 2 shares of the Fund for distribution-related services, Funds Management makes additional payments ("Additional Payments") to Participating Insurance Companies (or their affiliates) that offer the Fund as an underlying investment option in separate accounts that issue VA Contracts and VLI Policies. These Additional Payments are made to compensate Participating Insurance Companies for certain administrative services that they provide. These Additional Payments, which may be significant, are paid by Funds Management out of its revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

The administrative services provided by such Participating Insurance Companies include, but are not limited to, periodic reporting of information to the Funds; printing and distributing Fund prospectuses, shareholder reports and other shareholder communications to contract owners; furnishing account statements and confirmations of transactions; printing and distributing proxy statements and other proxy material and soliciting contract owner voting instructions; providing telephone inquiry support; transmitting purchase and redemption requests to the Funds' transfer agent; and providing other administrative support functions.

The Additional Payments are typically paid on an ongoing basis and are based on assets. The Additional Payments differ among the various Participating Insurance Companies but typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the Participating Insurance Company's customers. The Additional Payments may create potential conflicts of interest between a contract owner and a Participating Insurance Company who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your Participating Insurance Company and review carefully any disclosure provided by the Participating Insurance Company as to the monies that it receives from mutual funds, their advisers and distributors, as well as how your registered representative is compensated.

The Participating Insurance Companies that have received the Additional Payments described in this section are identified in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price ("net asset value per share" or "NAV") for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

Investing in the Fund

Shares of WFVT are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of Participating Insurance Companies as funding vehicles for certain VA Contracts and VLI Policies ("Variable Contracts") issued through the separate accounts by Participating Insurance Companies. Many of the separate accounts are registered as investment companies with the SEC. When shares of WFVT are offered as a funding vehicle for Variable Contracts issued through such a separate account, a separate prospectus describing the separate account and the Variable Contracts being offered through it will accompany this prospectus. When WFVT offers Fund shares as funding vehicles for Variable Contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the Variable Contracts being offered through it will accompany this prospectus. WFVT assumes no responsibility for such prospectuses or other disclosure documents. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

WFVT has entered into agreements with the life insurance company sponsor of each separate account (each a "Participation Agreement") setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that WFVT offers shares of the Fund to a qualified pension or retirement plan, it likely will enter into a similar Participation Agreement. The discussion that follows reflects the terms of each current Participation Agreement (which do not differ materially from one another).

Shares of the Fund are sold in a continuous offering to the separate accounts to support the Variable Contracts. Net purchase payments under the Variable Contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Fund for their sub-accounts at each share's NAV without sales or redemption charges.

For each day on which a Fund's NAV is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of the Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order (actual and sufficient notice of such request transmitted to the officer or person designated for such notice by WFVT), except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

Potential for Conflict of Interest
A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners, or between the interests of owners of Variable Contracts issued by different Participating Insurance Companies or through different separate accounts. A potential for certain conflicts also exists between the interests of owners of Variable Contracts and participants in a qualified pension or retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. WFVT currently does not foresee any such disadvantage to owners of Variable Contracts. Nonetheless, the Board periodically considers whether any such conflicts exist in order to determine what action, if any, should be taken in response to such conflicts. If any irreconcilable material conflicts of interest affecting owners of variable contracts is determined to exist, then each Participating Insurance Company sponsoring a separate account investing the Fund will, to the extent reasonably practicable, take such action as is necessary to remedy the conflict or eliminate the conflict as it affects owners of Variable Contracts it has issued. If such a conflict is determined to exist in connection with a Fund, one or more Participating Insurance Companies might be required to withdraw the investments of one or more of its separate accounts from the Fund or to substitute shares of another mutual fund (including another Fund) for those it holds of the Fund. This might force the Fund to sell portfolio securities at a disadvantageous price.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value (NAV), there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

The Fund actively discourages and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to the Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. Funds Management monitors available contract owner trading information across all Funds on a daily basis. If a contract owner redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that contract owner is "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.

Excessive trading may give rise to conflicts of interest between owners of different types of Variable Contracts and/or owners of Variable Contracts issued by different insurance companies that offer the Funds as investment options under their contracts.

An insurance company sponsor through whom variable contract owners may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. The Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Fund reasonably believes that the company's policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases Fund shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

Distributions

The Fund is treated separately in determining the amounts of distributions of any net investment income and realized net capital gains payable to its shareholders. A distribution is automatically reinvested on the payment date in additional Fund shares at NAV or paid in cash at the election of the Participating Insurance Company.

The Fund generally makes distributions of any net investment income annually. The Fund generally makes any realized net capital gain distributions at least annually.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, and will meet certain diversification requirements applicable to mutual funds underlying Variable Contracts. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year.

Since the separate accounts are the only shareholders of WFVT, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of Variable Contracts, see the accompanying contract prospectus or disclosure document. Please see the Statement of Additional Information for additional federal income tax information.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Fund. The sub-section below titled "Additional Expense Information" provides further information regarding the Fund's Annual Fund Operating Expenses. The sub-section below titled "Additional Performance Information - Index Descriptions" defines the market indices that are referenced in the Fund Summary.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to the Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that the Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by the Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse the Fund for these types of expenses, even if they cause the Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Additional Performance Information - Index Descriptions
The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, which is available upon request.

VT Small Cap Value Fund

For a share outstanding throughout each period.

	Year Ended December 31,
Class 2[1]	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.03	$7.83	$4.95	$11.08	$13.22
Net investment income (loss)	0.09	0.12	0.08	0.09[2]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.74)	1.20	2.87	(4.21)	0.21
Total from investment operations	(0.65)	1.32	2.95	(4.12)	0.17
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.07)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(2.01)	(2.31)
Total distributions to shareholders	(0.06)	(0.12)	(0.07)	(2.01)	(2.31)
Net asset value, end of period	$8.32	$9.03	$7.83	$4.95	$11.08
Total return	(7.26)%	17.25%	60.18%	(44.55)%	(0.32)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.52%	2.56%	1.69%	1.51%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income (loss)	0.82%	1.06%	1.39%	1.18%	(0.31)%
Supplemental data
Portfolio turnover rate	16%	61%	45%	39%	60%
Net assets, end of period (000's omitted)	$14,681	$19,606	$12,018	$7,928	$17,527
1	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.
2	Calculated based upon average shares outstanding.

FOR MORE INFORMATION    More information on the Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information
for the SEC's Public Reference Room) or the
SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2012 Wells Fargo Funds Management, LLC. All rights reserved	052VT/TRAMER 05-12 ICA Reg. No. 811-09255